LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.30%
Aerospace & Defense–1.29%
BWX Technologies, Inc.	29,685	$3,226,759
Curtiss-Wright Corp.	12,436	4,087,589
Hexcel Corp.	26,544	1,641,216
Woodward, Inc.	19,372	3,322,492
		12,278,056
Air Freight & Logistics–0.21%
†GXO Logistics, Inc.	38,791	2,019,847
		2,019,847
Automobile Components–0.85%
Autoliv, Inc.	23,740	2,216,604
Gentex Corp.	74,753	2,219,416
†Goodyear Tire & Rubber Co.	92,541	818,988
Lear Corp.	18,267	1,993,843
†Visteon Corp.	9,040	860,970
		8,109,821
Automobiles–0.36%
Harley-Davidson, Inc.	38,464	1,482,018
Thor Industries, Inc.	17,274	1,898,240
		3,380,258
Banks–5.68%
Associated Banc-Corp.	48,216	1,038,573
Bank OZK	34,263	1,472,966
Cadence Bank	59,236	1,886,667
Columbia Banking System, Inc.	68,020	1,776,002
Commerce Bancshares, Inc.	38,093	2,262,724
Cullen/Frost Bankers, Inc.	20,788	2,325,346
East West Bancorp, Inc.	45,006	3,723,796
First Financial Bankshares, Inc.	41,746	1,545,020
First Horizon Corp.	174,007	2,702,329
FNB Corp.	116,755	1,647,413
Glacier Bancorp, Inc.	36,820	1,682,674
Hancock Whitney Corp.	28,037	1,434,653
Home BancShares, Inc.	60,299	1,633,500
International Bancshares Corp.	17,367	1,038,373
New York Community Bancorp, Inc.	96,776	1,086,795
Old National Bancorp	103,571	1,932,635
Pinnacle Financial Partners, Inc.	24,847	2,434,261
Prosperity Bancshares, Inc.	30,932	2,229,269
SouthState Corp.	24,744	2,404,622
Synovus Financial Corp.	46,748	2,078,884
†Texas Capital Bancshares, Inc.	15,000	1,071,900
UMB Financial Corp.	14,404	1,514,004
United Bankshares, Inc.	43,802	1,625,054
Valley National Bancorp	138,891	1,258,352
Webster Financial Corp.	55,663	2,594,452
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Western Alliance Bancorp	35,421	$3,063,562
Wintrust Financial Corp.	21,593	2,343,488
Zions Bancorp NA	47,958	2,264,577
		54,071,891
Beverages–0.52%
†Boston Beer Co., Inc. Class A	2,888	835,036
†Celsius Holdings, Inc.	50,705	1,590,109
Coca-Cola Consolidated, Inc.	1,914	2,519,590
		4,944,735
Biotechnology–2.77%
†Arrowhead Pharmaceuticals, Inc.	40,708	788,514
†BioMarin Pharmaceutical, Inc.	61,818	4,345,187
†Cytokinetics, Inc.	38,159	2,014,795
†Exelixis, Inc.	92,623	2,403,567
†Halozyme Therapeutics, Inc.	41,133	2,354,453
†Neurocrine Biosciences, Inc.	32,787	3,777,718
†Roivant Sciences Ltd.	141,675	1,634,930
†Sarepta Therapeutics, Inc.	30,966	3,867,344
†United Therapeutics Corp.	14,446	5,176,724
		26,363,232
Broadline Retail–0.43%
Macy's, Inc.	89,752	1,408,209
Nordstrom, Inc.	31,623	711,201
†Ollie's Bargain Outlet Holdings, Inc.	19,874	1,931,753
		4,051,163
Building Products–3.69%
AAON, Inc.	21,833	2,354,471
Advanced Drainage Systems, Inc.	22,907	3,600,064
Carlisle Cos., Inc.	14,974	6,734,556
Fortune Brands Innovations, Inc.	40,298	3,607,880
Lennox International, Inc.	10,413	6,292,472
Owens Corning	28,232	4,983,513
Simpson Manufacturing Co., Inc.	13,691	2,618,677
†Trex Co., Inc.	35,298	2,350,141
UFP Industries, Inc.	19,781	2,595,465
		35,137,239
Capital Markets–3.29%
Affiliated Managers Group, Inc.	9,681	1,721,282
Carlyle Group, Inc.	68,273	2,939,835
Evercore, Inc. Class A	11,577	2,932,917
Federated Hermes, Inc.	25,557	939,731
Hamilton Lane, Inc. Class A	13,161	2,216,181
Houlihan Lokey, Inc.	17,248	2,725,529
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	35,340	$4,924,982
Janus Henderson Group PLC	41,371	1,574,994
Jefferies Financial Group, Inc.	52,712	3,244,424
Morningstar, Inc.	8,763	2,796,449
SEI Investments Co.	32,054	2,217,816
Stifel Financial Corp.	33,286	3,125,555
		31,359,695
Chemicals–2.15%
†Arcadium Lithium PLC	343,521	979,035
Ashland, Inc.	15,856	1,378,996
Avient Corp.	29,650	1,491,988
†Axalta Coating Systems Ltd.	71,209	2,577,054
Cabot Corp.	17,802	1,989,729
Chemours Co.	48,469	984,890
NewMarket Corp.	2,492	1,375,310
Olin Corp.	38,153	1,830,581
RPM International, Inc.	41,821	5,060,341
Scotts Miracle-Gro Co.	13,838	1,199,755
Westlake Corp.	10,697	1,607,652
		20,475,331
Commercial Services & Supplies–1.96%
Brink's Co.	14,332	1,657,352
†Clean Harbors, Inc.	16,474	3,981,931
MSA Safety, Inc.	12,778	2,266,050
RB Global, Inc.	59,828	4,815,556
†Stericycle, Inc.	30,144	1,838,784
Tetra Tech, Inc.	86,854	4,096,035
		18,655,708
Communications Equipment–0.45%
†Ciena Corp.	46,662	2,873,912
†Lumentum Holdings, Inc.	22,047	1,397,339
		4,271,251
Construction & Engineering–2.56%
AECOM	43,532	4,495,550
Comfort Systems USA, Inc.	11,548	4,507,762
EMCOR Group, Inc.	15,150	6,522,529
†Fluor Corp.	55,618	2,653,535
†MasTec, Inc.	19,982	2,459,784
MDU Resources Group, Inc.	66,203	1,814,624
Valmont Industries, Inc.	6,548	1,898,593
		24,352,377
Construction Materials–0.50%
Eagle Materials, Inc.	10,916	3,139,988
†Knife River Corp.	18,383	1,643,256
		4,783,244
Consumer Finance–0.65%
Ally Financial, Inc.	89,036	3,168,791
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
FirstCash Holdings, Inc.	12,410	$1,424,668
SLM Corp.	70,611	1,614,874
		6,208,333
Consumer Staples Distribution & Retail–2.16%
†BJ's Wholesale Club Holdings, Inc.	43,091	3,554,146
Casey's General Stores, Inc.	12,050	4,527,306
†Performance Food Group Co.	50,600	3,965,522
†Sprouts Farmers Market, Inc.	32,513	3,589,760
†U.S. Foods Holding Corp.	79,409	4,883,653
		20,520,387
Containers & Packaging–1.71%
AptarGroup, Inc.	21,557	3,453,216
Berry Global Group, Inc.	37,211	2,529,604
Crown Holdings, Inc.	38,704	3,710,939
Graphic Packaging Holding Co.	97,449	2,883,516
Greif, Inc. Class A	8,380	525,091
Silgan Holdings, Inc.	26,350	1,383,375
Sonoco Products Co.	31,905	1,742,970
		16,228,711
Diversified Consumer Services–1.29%
†Duolingo, Inc.	12,156	3,428,235
Graham Holdings Co. Class B	1,125	924,435
†Grand Canyon Education, Inc.	9,432	1,337,929
H&R Block, Inc.	45,327	2,880,531
Service Corp. International	47,281	3,731,890
		12,303,020
Diversified REITs–0.47%
WP Carey, Inc.	71,061	4,427,100
		4,427,100
Diversified Telecommunication Services–0.39%
†Frontier Communications Parent, Inc.	71,828	2,552,049
Iridium Communications, Inc.	38,440	1,170,498
		3,722,547
Electric Utilities–0.90%
ALLETE, Inc.	18,753	1,203,755
IDACORP, Inc.	17,292	1,782,632
OGE Energy Corp.	65,223	2,675,448
Portland General Electric Co.	33,466	1,603,021
TXNM Energy, Inc.	29,373	1,285,656
		8,550,512
Electrical Equipment–1.57%
Acuity Brands, Inc.	9,990	2,751,146
LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
EnerSys	13,068	$1,333,589
†NEXTracker, Inc. Class A	46,575	1,745,631
nVent Electric PLC	53,971	3,792,003
Regal Rexnord Corp.	21,606	3,584,003
Sensata Technologies Holding PLC	49,017	1,757,750
		14,964,122
Electronic Equipment, Instruments & Components–2.73%
†Arrow Electronics, Inc.	17,191	2,283,481
Avnet, Inc.	28,610	1,553,809
Belden, Inc.	13,250	1,551,973
Cognex Corp.	55,687	2,255,323
†Coherent Corp.	49,777	4,425,673
Crane NXT Co.	15,953	894,963
†Fabrinet	11,736	2,774,860
†IPG Photonics Corp.	8,981	667,468
Littelfuse, Inc.	8,049	2,134,997
†Novanta, Inc.	11,658	2,085,849
TD SYNNEX Corp.	24,697	2,965,616
Vishay Intertechnology, Inc.	37,157	702,639
Vontier Corp.	49,907	1,683,862
		25,980,513
Energy Equipment & Services–0.75%
ChampionX Corp.	61,856	1,864,958
NOV, Inc.	127,839	2,041,589
†Valaris Ltd.	21,631	1,205,928
Weatherford International PLC	23,755	2,017,275
		7,129,750
Entertainment–0.43%
†TKO Group Holdings, Inc.	21,573	2,668,796
Warner Music Group Corp. Class A	45,980	1,439,174
		4,107,970
Financial Services–1.76%
Equitable Holdings, Inc.	103,827	4,363,849
Essent Group Ltd.	34,500	2,218,005
†Euronet Worldwide, Inc.	13,709	1,360,344
MGIC Investment Corp.	84,175	2,154,880
Voya Financial, Inc.	31,926	2,529,178
Western Union Co.	109,679	1,308,470
†WEX, Inc.	13,340	2,797,798
		16,732,524
Food Products–1.03%
†Darling Ingredients, Inc.	51,636	1,918,794
Flowers Foods, Inc.	63,595	1,467,137
Ingredion, Inc.	21,126	2,903,346
Lancaster Colony Corp.	6,257	1,104,799
†Pilgrim's Pride Corp.	13,089	602,748
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Post Holdings, Inc.	15,367	$1,778,730
		9,775,554
Gas Utilities–0.96%
National Fuel Gas Co.	29,664	1,797,935
New Jersey Resources Corp.	32,200	1,519,840
ONE Gas, Inc.	18,396	1,369,030
Southwest Gas Holdings, Inc.	19,548	1,441,861
Spire, Inc.	18,751	1,261,755
UGI Corp.	69,764	1,745,495
		9,135,916
Ground Transportation–1.62%
Avis Budget Group, Inc.	5,607	491,117
Knight-Swift Transportation Holdings, Inc.	52,558	2,835,504
Landstar System, Inc.	11,512	2,174,272
Ryder System, Inc.	14,054	2,049,073
†Saia, Inc.	8,634	3,775,303
†XPO, Inc.	37,793	4,063,125
		15,388,394
Health Care Equipment & Supplies–1.73%
DENTSPLY SIRONA, Inc.	65,822	1,781,143
†Enovis Corp.	18,292	787,471
†Envista Holdings Corp.	55,831	1,103,221
†Globus Medical, Inc. Class A	36,684	2,624,373
†Haemonetics Corp.	16,618	1,335,755
†Lantheus Holdings, Inc.	22,545	2,474,314
†LivaNova PLC	17,631	926,333
†Masimo Corp.	14,337	1,911,552
†Neogen Corp.	64,029	1,076,327
†Penumbra, Inc.	12,613	2,450,832
		16,471,321
Health Care Providers & Services–2.27%
†Acadia Healthcare Co., Inc.	30,154	1,912,065
†Amedisys, Inc.	10,596	1,022,620
Chemed Corp.	4,887	2,936,940
Encompass Health Corp.	32,673	3,157,519
Ensign Group, Inc.	18,500	2,660,670
†HealthEquity, Inc.	28,253	2,312,508
†Option Care Health, Inc.	55,532	1,738,152
†R1 RCM, Inc.	51,152	724,824
†Tenet Healthcare Corp.	31,114	5,171,147
		21,636,445
Health Care REITs–0.73%
Healthcare Realty Trust, Inc.	117,878	2,139,486
Omega Healthcare Investors, Inc.	83,722	3,407,485
Sabra Health Care REIT, Inc.	76,067	1,415,607
		6,962,578
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.19%
†Doximity, Inc. Class A	40,657	$1,771,426
		1,771,426
Hotel & Resort REITs–0.10%
Park Hotels & Resorts, Inc.	67,836	956,488
		956,488
Hotels, Restaurants & Leisure–3.31%
Aramark	85,543	3,313,080
Boyd Gaming Corp.	22,419	1,449,388
Choice Hotels International, Inc.	7,359	958,878
Churchill Downs, Inc.	23,839	3,223,271
†Hilton Grand Vacations, Inc.	20,943	760,650
Hyatt Hotels Corp. Class A	14,589	2,220,446
†Light & Wonder, Inc.	28,809	2,613,841
Marriott Vacations Worldwide Corp.	10,563	776,169
†Planet Fitness, Inc. Class A	27,463	2,230,545
Texas Roadhouse, Inc.	21,650	3,823,390
Travel & Leisure Co.	22,652	1,043,804
Vail Resorts, Inc.	12,217	2,129,301
Wendy's Co.	55,299	968,839
Wingstop, Inc.	9,515	3,959,001
Wyndham Hotels & Resorts, Inc.	25,645	2,003,900
		31,474,503
Household Durables–1.94%
KB Home	23,405	2,005,574
†Taylor Morrison Home Corp.	33,848	2,378,161
Tempur Sealy International, Inc.	56,385	3,078,621
Toll Brothers, Inc.	33,331	5,149,306
†TopBuild Corp.	9,735	3,960,295
Whirlpool Corp.	17,824	1,907,168
		18,479,125
Independent Power and Renewable Electricity Producers–0.14%
Ormat Technologies, Inc.	17,470	1,344,142
		1,344,142
Industrial REITs–1.18%
EastGroup Properties, Inc.	15,797	2,951,195
First Industrial Realty Trust, Inc.	42,972	2,405,573
Rexford Industrial Realty, Inc.	71,129	3,578,500
STAG Industrial, Inc.	59,132	2,311,470
		11,246,738
Insurance–4.55%
American Financial Group, Inc.	23,430	3,153,678
†Brighthouse Financial, Inc.	19,728	888,352
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
CNO Financial Group, Inc.	34,342	$1,205,404
Fidelity National Financial, Inc.	84,354	5,235,009
First American Financial Corp.	33,408	2,205,262
Hanover Insurance Group, Inc.	11,684	1,730,517
Kemper Corp.	19,665	1,204,481
Kinsale Capital Group, Inc.	7,183	3,344,189
Old Republic International Corp.	77,220	2,735,133
Primerica, Inc.	10,984	2,912,408
Reinsurance Group of America, Inc.	21,384	4,658,932
RenaissanceRe Holdings Ltd.	16,935	4,613,094
RLI Corp.	13,387	2,074,717
Ryan Specialty Holdings, Inc.	33,217	2,205,277
Selective Insurance Group, Inc.	19,753	1,842,955
Unum Group	55,496	3,298,682
		43,308,090
Interactive Media & Services–0.10%
†ZoomInfo Technologies, Inc.	93,701	966,994
		966,994
IT Services–0.32%
†ASGN, Inc.	14,547	1,356,217
†Kyndryl Holdings, Inc.	75,074	1,725,200
		3,081,417
Leisure Products–0.68%
Brunswick Corp.	21,503	1,802,381
†Mattel, Inc.	110,367	2,102,491
Polaris, Inc.	17,016	1,416,412
†YETI Holdings, Inc.	27,487	1,127,792
		6,449,076
Life Sciences Tools & Services–2.51%
†Avantor, Inc.	220,748	5,710,751
†Azenta, Inc.	16,021	776,057
†Bio-Rad Laboratories, Inc. Class A	6,217	2,080,084
Bruker Corp.	35,886	2,478,287
†Illumina, Inc.	51,726	6,745,588
†Medpace Holdings, Inc.	8,255	2,755,519
†Repligen Corp.	16,912	2,516,844
†Sotera Health Co.	49,952	834,198
		23,897,328
Machinery–4.59%
AGCO Corp.	20,116	1,968,552
†Chart Industries, Inc.	13,652	1,694,759
CNH Industrial NV	284,975	3,163,223
Crane Co.	15,790	2,499,241
LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Donaldson Co., Inc.	39,096	$2,881,375
Esab Corp.	18,448	1,961,207
Flowserve Corp.	42,658	2,204,992
Graco, Inc.	54,853	4,800,186
ITT, Inc.	26,528	3,966,201
Lincoln Electric Holdings, Inc.	18,403	3,533,744
†Middleby Corp.	17,459	2,429,071
Oshkosh Corp.	21,134	2,117,838
†RBC Bearings, Inc.	9,435	2,824,650
Terex Corp.	21,723	1,149,364
Timken Co.	20,724	1,746,826
Toro Co.	33,728	2,925,230
Watts Water Technologies, Inc. Class A	8,896	1,843,162
		43,709,621
Marine Transportation–0.24%
†Kirby Corp.	18,800	2,301,684
		2,301,684
Media–0.48%
New York Times Co. Class A	53,073	2,954,574
Nexstar Media Group, Inc.	9,846	1,628,036
		4,582,610
Metals & Mining–1.89%
Alcoa Corp.	83,884	3,236,245
†Cleveland-Cliffs, Inc.	151,975	1,940,721
Commercial Metals Co.	37,338	2,052,096
Reliance, Inc.	17,864	5,166,447
Royal Gold, Inc.	21,346	2,994,844
U.S. Steel Corp.	72,646	2,566,583
		17,956,936
Mortgage Real Estate Investment Trusts (REITs)–0.56%
Annaly Capital Management, Inc.	162,683	3,265,048
Starwood Property Trust, Inc.	103,090	2,100,974
		5,366,022
Multi-Utilities–0.27%
Black Hills Corp.	22,648	1,384,246
Northwestern Energy Group, Inc.	19,904	1,138,907
		2,523,153
Office REITs–0.63%
COPT Defense Properties	36,504	1,107,166
Cousins Properties, Inc.	49,401	1,456,342
Kilroy Realty Corp.	34,304	1,327,565
Vornado Realty Trust	53,251	2,098,089
		5,989,162
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.23%
Antero Midstream Corp.	109,388	$1,646,289
†Antero Resources Corp.	94,926	2,719,630
Chesapeake Energy Corp.	36,546	3,005,909
Chord Energy Corp.	20,093	2,616,711
Civitas Resources, Inc.	29,380	1,488,685
†CNX Resources Corp.	49,104	1,599,317
DT Midstream, Inc.	31,533	2,480,386
HF Sinclair Corp.	52,665	2,347,279
Matador Resources Co.	37,691	1,862,689
Murphy Oil Corp.	46,054	1,553,862
Ovintiv, Inc.	85,739	3,284,661
PBF Energy, Inc. Class A	32,333	1,000,706
Permian Resources Corp.	206,057	2,804,436
Range Resources Corp.	78,608	2,417,982
†Southwestern Energy Co.	361,223	2,568,296
Texas Pacific Land Corp.	6,119	5,413,724
Viper Energy, Inc.	32,940	1,485,923
		40,296,485
Paper & Forest Products–0.23%
Louisiana-Pacific Corp.	20,309	2,182,405
		2,182,405
Passenger Airlines–0.25%
†American Airlines Group, Inc.	213,235	2,396,761
		2,396,761
Personal Care Products–0.59%
†BellRing Brands, Inc.	41,966	2,548,175
†Coty, Inc. Class A	118,353	1,111,335
†elf Beauty, Inc.	18,309	1,996,230
		5,655,740
Pharmaceuticals–0.36%
†Jazz Pharmaceuticals PLC	20,052	2,233,993
Perrigo Co. PLC	44,295	1,161,858
		3,395,851
Professional Services–2.73%
†CACI International, Inc. Class A	7,242	3,654,024
Concentrix Corp.	15,273	782,741
†ExlService Holdings, Inc.	52,409	1,999,403
Exponent, Inc.	16,473	1,899,007
†FTI Consulting, Inc.	11,456	2,606,927
Genpact Ltd.	53,227	2,087,031
Insperity, Inc.	11,579	1,018,952
KBR, Inc.	43,202	2,813,746
ManpowerGroup, Inc.	15,407	1,132,723
Maximus, Inc.	19,540	1,820,346
†Parsons Corp.	15,171	1,572,929
†Paylocity Holding Corp.	14,073	2,321,623
LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Science Applications International Corp.	16,635	$2,316,757
		26,026,209
Real Estate Management & Development–0.44%
†Jones Lang LaSalle, Inc.	15,412	4,158,312
		4,158,312
Residential REITs–1.02%
American Homes 4 Rent Class A	102,166	3,922,153
Equity LifeStyle Properties, Inc.	60,563	4,320,564
Independence Realty Trust, Inc.	72,967	1,495,824
		9,738,541
Retail REITs–1.05%
Agree Realty Corp.	32,600	2,455,758
Brixmor Property Group, Inc.	97,848	2,726,045
Kite Realty Group Trust	71,323	1,894,339
NNN REIT, Inc.	59,635	2,891,701
		9,967,843
Semiconductors & Semiconductor Equipment–2.36%
†Allegro MicroSystems, Inc.	50,470	1,175,951
Amkor Technology, Inc.	36,802	1,126,141
†Cirrus Logic, Inc.	17,343	2,154,174
†Lattice Semiconductor Corp.	44,735	2,374,086
†MACOM Technology Solutions Holdings, Inc.	18,753	2,086,459
MKS Instruments, Inc.	21,849	2,375,205
†Onto Innovation, Inc.	16,035	3,328,225
Power Integrations, Inc.	18,453	1,183,206
†Rambus, Inc.	34,964	1,476,180
†Silicon Laboratories, Inc.	10,484	1,211,636
†Synaptics, Inc.	12,825	994,964
Universal Display Corp.	14,328	3,007,447
		22,493,674
Software–2.69%
†Altair Engineering, Inc. Class A	19,297	1,843,057
†Appfolio, Inc. Class A	7,471	1,758,673
†Aspen Technology, Inc.	8,626	2,060,061
†Blackbaud, Inc.	12,961	1,097,538
†CommVault Systems, Inc.	14,194	2,183,747
Dolby Laboratories, Inc. Class A	19,377	1,482,922
†Dropbox, Inc. Class A	77,037	1,959,051
†Dynatrace, Inc.	96,731	5,172,207
†Manhattan Associates, Inc.	19,887	5,595,804
†Qualys, Inc.	11,953	1,535,482
†Teradata Corp.	31,204	946,729
		25,635,271
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.79%
CubeSmart	73,123	$3,936,211
EPR Properties	24,587	1,205,746
Gaming & Leisure Properties, Inc.	89,096	4,583,989
Lamar Advertising Co. Class A	28,536	3,812,409
National Storage Affiliates Trust	22,688	1,093,562
PotlatchDeltic Corp.	23,317	1,050,431
Rayonier, Inc.	43,537	1,401,021
		17,083,369
Specialty Retail–4.21%
†Abercrombie & Fitch Co. Class A	16,594	2,321,501
†AutoNation, Inc.	8,503	1,521,357
†Burlington Stores, Inc.	20,496	5,400,286
Dick's Sporting Goods, Inc.	18,807	3,925,021
†Five Below, Inc.	17,882	1,579,875
†Floor & Decor Holdings, Inc. Class A	34,796	4,320,619
†GameStop Corp. Class A	125,940	2,887,804
Gap, Inc.	72,099	1,589,783
Lithia Motors, Inc.	8,683	2,758,068
Murphy USA, Inc.	6,055	2,984,328
Penske Automotive Group, Inc.	6,071	986,052
†Restoration Hardware, Inc.	4,851	1,622,320
†Valvoline, Inc.	41,843	1,751,129
Williams-Sonoma, Inc.	41,762	6,469,769
		40,117,912
Technology Hardware, Storage & Peripherals–0.53%
†Pure Storage, Inc. Class A	100,325	5,040,328
		5,040,328
Textiles, Apparel & Luxury Goods–1.23%
†Capri Holdings Ltd.	38,247	1,623,203
Carter's, Inc.	11,834	768,973
Columbia Sportswear Co.	10,647	885,724
†Crocs, Inc.	19,283	2,792,371
PVH Corp.	18,137	1,828,754
†Skechers USA, Inc. Class A	43,037	2,880,036
†Under Armour, Inc. Class A	103,722	900,837
		11,679,898
Trading Companies & Distributors–1.72%
Applied Industrial Technologies, Inc.	12,455	2,779,084
†Core & Main, Inc. Class A	62,642	2,781,305
GATX Corp.	11,560	1,531,122
MSC Industrial Direct Co., Inc. Class A	14,579	1,254,669
Watsco, Inc.	11,296	5,556,276
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
WESCO International, Inc.	14,548	$2,443,773
		16,346,229
Water Utilities–0.33%
Essential Utilities, Inc.	81,754	3,153,252
		3,153,252
Total Common Stock (Cost $595,222,609)		945,272,140

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	3,562,249	$3,562,249
Total Money Market Fund (Cost $3,562,249)		3,562,249

TOTAL INVESTMENTS–99.67% (Cost $598,784,858)	948,834,389
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	3,149,809
NET ASSETS APPLICABLE TO 71,502,930 SHARES OUTSTANDING–100.00%	$951,984,198

†Non-income producing.

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
31	E-mini S&P MidCap 400 Index	$9,760,660	$9,654,832	12/20/24	$105,828	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA Mid-Cap Index Fund–7